Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

April 30, 2023

THE EQUITY SPECIALISTS

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (95.78%)
COMMUNICATION SERVICES – (7.49%)
Media & Entertainment – (7.49%)
Alphabet Inc., Class C *	3,680	$398,250
IAC Inc. *	7,640	395,523
iQIYI, Inc., Class A, ADR (China)*	34,940	213,134
Liberty Media Corp., Liberty Formula One, Series A *	9,590	621,240
Liberty Media Corp., Liberty Formula One, Series C *	11,210	809,250
Meta Platforms, Inc., Class A *	6,015	1,445,525
Vimeo, Inc. *	7,257	23,875
	Total Communication Services	3,906,797
CONSUMER DISCRETIONARY – (14.36%)
Consumer Discretionary Distribution & Retail – (10.17%)
Alibaba Group Holding Ltd., ADR (China)*	1,900	160,911
Amazon.com, Inc. *	30,870	3,255,242
JD.com, Inc., Class A, ADR (China)	9,563	341,590
Naspers Ltd. - N (South Africa)	1,334	237,827
Prosus N.V., Class N (Netherlands)	9,867	737,913
RH *	2,240	571,491
		5,304,974
Consumer Durables & Apparel – (2.41%)
Fila Holdings Corp. (South Korea)	21,840	598,054
Skechers USA, Inc., Class A *	12,400	659,556
		1,257,610
Consumer Services – (1.78%)
Delivery Hero SE (Germany)*	15,045	598,966
Meituan, Class B (China)*	19,500	330,397
		929,363
	Total Consumer Discretionary	7,491,947
CONSUMER STAPLES – (0.55%)
Food, Beverage & Tobacco – (0.55%)
Darling Ingredients Inc. *	4,840	288,319
	Total Consumer Staples	288,319
FINANCIALS – (34.38%)
Banks – (9.63%)
Danske Bank A/S (Denmark)*	66,130	1,393,574
DBS Group Holdings Ltd. (Singapore)	46,066	1,133,050
DNB Bank ASA (Norway)	14,030	246,449
U.S. Bancorp	23,335	799,924
Wells Fargo & Co.	36,585	1,454,254
		5,027,251
Financial Services – (18.00%)
Capital Markets – (6.18%)
Bank of New York Mellon Corp.	31,500	1,341,585
Julius Baer Group Ltd. (Switzerland)	26,400	1,881,980
		3,223,565
Consumer Finance – (2.17%)
Capital One Financial Corp.	11,645	1,133,058

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (9.65%)
Berkshire Hathaway Inc., Class A *	4	$2,011,520
Berkshire Hathaway Inc., Class B *	7,365	2,419,771
Rocket Companies, Inc., Class A *	68,020	606,058
		5,037,349
		9,393,972
Insurance – (6.75%)
Life & Health Insurance – (3.56%)
AIA Group Ltd. (Hong Kong)	77,550	839,257
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	140,500	1,014,867
		1,854,124
Property & Casualty Insurance – (3.19%)
Loews Corp.	11,345	653,132
Markel Corp. *	740	1,012,712
		1,665,844
		3,519,968
	Total Financials	17,941,191
HEALTH CARE – (4.44%)
Health Care Equipment & Services – (3.63%)
Cigna Group	1,778	450,349
CVS Health Corp.	1,761	129,099
Humana Inc.	500	265,245
Quest Diagnostics Inc.	3,990	553,852
UnitedHealth Group Inc.	1,010	497,011
		1,895,556
Pharmaceuticals, Biotechnology & Life Sciences – (0.81%)
Viatris Inc.	44,980	419,664
	Total Health Care	2,315,220
INDUSTRIALS – (8.87%)
Capital Goods – (8.87%)
Carrier Global Corp.	6,420	268,484
Eaton Corp. plc	7,953	1,329,105
Ferguson plc	4,520	635,933
Johnson Controls International plc	4,928	294,892
Owens Corning	4,390	468,896
Schneider Electric SE (France)	9,365	1,628,592
	Total Industrials	4,625,902
INFORMATION TECHNOLOGY – (23.48%)
Semiconductors & Semiconductor Equipment – (10.40%)
Applied Materials, Inc.	14,895	1,683,582
Intel Corp.	52,761	1,638,757
Lam Research Corp.	1,228	643,570
Texas Instruments Inc.	8,750	1,463,000
		5,428,909
Software & Services – (12.05%)
Microsoft Corp.	8,673	2,664,866
Oracle Corp.	12,270	1,162,215
SAP SE, ADR (Germany)	18,190	2,460,561
		6,287,642

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (1.03%)
	Samsung Electronics Co., Ltd. (South Korea)	10,930	$534,903
		Total Information Technology	12,251,454
MATERIALS – (2.21%)
	Holcim Ltd. (Switzerland)	10,516	692,008
	Teck Resources Ltd., Class B (Canada)	9,940	463,204
		Total Materials	1,155,212
	TOTAL COMMON STOCK – (Identified cost $30,828,767)		49,976,042
SHORT-TERM INVESTMENTS – (4.16%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $598,239 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 02/01/38-03/20/53, total market value $609,960)	$598,000	598,000
	StoneX Financial Inc. Joint Repurchase Agreement, 4.80%, 05/01/23, dated 04/28/23, repurchase value of $1,572,629 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/30/23-05/01/53, total market value $1,603,440)	1,572,000	1,572,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,170,000)		2,170,000
	Total Investments – (99.94%) – (Identified cost $32,998,767)		52,146,042
	Other Assets Less Liabilities – (0.06%)		31,391
		Net Assets – (100.00%)	$52,177,433

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$3,906,797	$–	$–	$3,906,797
Consumer Discretionary	7,491,947	–	–	7,491,947
Consumer Staples	288,319	–	–	288,319
Financials	17,941,191	–	–	17,941,191
Health Care	2,315,220	–	–	2,315,220
Industrials	4,625,902	–	–	4,625,902
Information Technology	12,251,454	–	–	12,251,454
Materials	1,155,212	–	–	1,155,212
Short-Term Investments	–	2,170,000	–	2,170,000
Total Investments	$49,976,042	$2,170,000	$–	$52,146,042

Federal Income Taxes

At April 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$33,206,775
Unrealized appreciation	20,626,284
Unrealized depreciation	(1,687,017)
Net unrealized appreciation	$18,939,267

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.